UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		November 14, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$49,886
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

ACHILLION PHARMACEUTICALS INC	  COM	    00448Q201	 417	 88400	     SH		Sole		    88400
ALNYLAM PHARMACEUTICALS INC	  COM	    02043Q107	 604	 91886	     SH		Sole		    91886
ARIAD PHARMACEUTICALS INC	  COM	    04033A100	2190	249115	     SH		Sole		   249115
BIODEL INC			  COM	    09064M105	  57	104840	     SH		Sole		   104840
BIOSPECIFICS TECHNOLOGIES CORP	  COM	    090931106	 796	 49298	     SH		Sole		    49298
CARDIONET INC	          	  COM	    14159L103	1024	341476	     SH		Sole		   341476
CARDIOVASCULAR SYSTEMS INC	  COM	    141619106	 324	 28470	     SH		Sole		    28470
COMBIMATRIX CORPORATION	   *W EXP 05/01/201 20009T113	   5	 23266	     SH		Sole		    23266
CONCEPTUS INC			  COM	    206016107	 202	 19272	     SH		Sole		    19272
CYTRX CORP			  COM NEW   232828301	 127	376500	     SH		Sole		   376500
DENDREON CORP			  COM	    24823Q107	 198	 22000	     SH		Sole		    22000
DERMA SCIENCES INC	      COM PAR $.01  249827502	 708	 90909	     SH		Sole		    90909
DIGIRAD CORP			  COM	    253827109	 259	117221	     SH		Sole		   117221
DISCOVERY LABORATORIES INC NEW	  COM NEW   254668403	 715	365000 	     SH		Sole		   365000
DYNAVAX TECHNOLOGIES CORP	  COM	    268158102	1973   1060656	     SH		Sole		  1060656
ENTEROMEDICS INC		  COM NEW   29365M208	 371	216802	     SH		Sole		   216802
EXACTECH INC			  COM	    30064E109	 301	 21363	     SH		Sole		    21363
FLAMEL TECHNOLOGIES SA ADR   SPONSORED ADR  338488109	 427	102449	     SH		Sole		   102449
GILEAD SCIENCES INC		  COM	    375558103	 413	 10650	     SH		Sole	 	    10650
GIVEN IMAGING LTD		ORD SHS	    M52020100	 844	 55949	     SH		Sole		    55949
GRAYMARK HEALTHCARE INC	    COM PAR $.0001  389465303	 655	590401	     SH		Sole		   590401
INFUSYSTEMS HOLDINGS INC	  COM	    45685K102	 583	614061	     SH		Sole		   614061
INHIBITEX INC			  COM	    45719T103	 451	183440	     SH		Sole		   183440
INSITE VISION INC	          COM	    457660108	 154	308200	     SH		Sole		   308200
INSULET CORPORATION	   NOTE 3.750% 6/1  45784PAC5	2745   3000000	    PRN		Sole		  3000000
INSULET CORPORATION		  COM	    45784P101	2515	164781	     SH		Sole		   164781
INTELGENX TECHNOLOGIES CORP	  COM	    45822R101	  26	 43480	     SH		Sole		    43480
INTELLIPHARMACEUTICS INTL IN	  COM	    458173101	 138	 41172	     SH		Sole		    41172
INTERMUNE INC			  COM	    45884X103	 743	 36801	     SH		Sole		    36801
JOHNSON & JOHNSON		  COM	    478160104	 599	  9400	     SH		Sole		     9400
MANNKIND CORP		  NOTE 3.750% 12/1  56400PAA0	1073   1891000	    PRN		Sole		  1891000
MASIMO CORP			  COM	    574795100	 379	 17500	     SH		Sole		    17500
MEDICINOVA INC			  COM NEW   58468P206	 187	 86752	     SH		Sole		    86752
MEDIVATION INC			  COM	    58501N101	 886	 52175	     SH		Sole		    52175
MEDLINK INTERNATIONAL INC	  COM	    58502M102	  31	156751	     SH		Sole		   156751
MYREXIS INC			  COM	    62856H107	  48	 17600	     SH		Sole		    17600
NANOSPHERE INC			  COM	    63009F105	 227	227273	     SH		Sole		   227273
NEUROCRINE BIOSCIENCES INC	  COM	    64125C109	 236	 39385	     SH		Sole		    39385
NUVASIVE INC		  NOTE 2.750% 7/0   670704AC9	 835   1000000	    PRN		Sole		  1000000
PHARMACYCLICS INC		  COM	    716933106	3171	268077	     SH		Sole		   268077
PLURISTEM THERAPEUTICS INC	  COM	    72940R102	  78	 36026	     SH		Sole		    36026
POZEN INC			  COM	    73941U102	1254	520451	     SH		Sole		   520451
PROGENICS PHARMACEUTICALS INC	  COM	    743187106	 289	 50389	     SH		Sole		    50389
PROTALIX BIOTHERAPEUTICS INC	  COM	    74365A101	 861	187236	     SH		Sole		   187236
RIGEL PHARMACEUTICALS INC	  COM NEW   766559603	1936	262994	     SH		Sole		   262994
ROSETTA GENOMICS LTD		  SHS	    M82183100	  64	 62500	     SH		Sole		    62500
RTI BIOLOGICS INC		  COM	    74975N105	1264	384077	     SH		Sole		   384077
SANUWAVE HEALTH INC		  COM	    80303D107	   9	  3354	     SH		Sole		     3354
SONOSITE INC			  COM	    83568G104	3354	110553	     SH		Sole		   110553
SPECTRANETICS CORP		  COM	    84760C107	 979	137062	     SH		Sole		   137062
STEREOTAXIS INC			  COM	    85916J102	 952	858084	     SH		Sole		   858084
SYNTA PHARMACEUTICALS CORP	  COM	    87162T206	 533	163900	     SH		Sole		   163900
TARGACEPT INC			  COM	    87611R306	2325	155032	     SH		Sole		   155032
TEARLAB CORP			  COM	    878193101	1236   1373700	     SH		Sole		  1373700
THERAGENICS CORP		  COM	    883375107	 743	554751	     SH		Sole		   554751
THRESHOLD PHARMACEUTICAL INC	  COM NEW   885807206	1558   1081625	     SH		Sole		  1081625
TRANS1 INC			  COM	    89385X105	1398	465949	     SH		Sole		   465949
TRIUS THERAPEUTICS INC		  COM	    89685K100	 513	 81353	     SH		Sole		    81353
VIKING SYSTEMS INC		  COM	    92685Q200	 800   4000000	     SH		Sole		  4000000
WRIGHT MEDICAL GROUP INC	  COM	    98235T107	 393	 22000	     SH		Sole		    22000
YM BIOSCIENCES INC		  COM	    984238105	1710	919399	     SH		Sole		   919399




